1
Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.6%
Apartments - 48.7%
160,272 American Homes 4 Rent, Class A $ 5,258,524
97,001 Apartment Income REIT Corp 3,746,179
95,674 Apartment Investment and Management Co, Class A 698,420
27,950 AvalonBay Communities Inc 5,148,111
44,925 Camden Property Trust 5,366,291
9,662 Centerspace 650,446
77,141 Equity Residential 5,185,418
21,436 Essex Property Trust Inc 5,192,442
139,551 Independence Realty Trust Inc 2,334,688
151,286 Invitation Homes Inc 5,108,928
34,592 Mid-America Apartment Communities Inc 5,364,181
14,351 NexPoint Residential Trust Inc 663,160
125,416 UDR Inc 5,231,101
Total Apartments 49,947,889
Diversified - 1.4%
31,932 UMH Properties Inc 515,702
54,985 Washington REIT 965,537
Total Diversified 1,481,239
Hotels - 18.1%
133,910 Apple Hospitality REIT Inc 1,882,775
21,366 Ashford Hospitality Trust Inc (2) 145,503
30,825 Chatham Lodging Trust (2) 304,243
132,694 DiamondRock Hospitality Co 996,532
20,757 Hersha Hospitality Trust, Class A 165,641
333,446 Host Hotels & Resorts Inc 5,295,123
141,451 Park Hotels & Resorts Inc 1,592,738
82,698 Pebblebrook Hotel Trust 1,199,948
102,387 RLJ Lodging Trust 1,036,157
34,699 Ryman Hospitality Properties Inc 2,553,499
103,818 Service Properties Trust 538,815
67,513 Summit Hotel Properties Inc 453,687
133,570 Sunstone Hotel Investors Inc 1,258,229
71,941 Xenia Hotels & Resorts Inc 992,066
Total Hotels 18,414,956
Manufactured Homes - 9.8%
80,797 Equity LifeStyle Properties Inc 5,077,284
37,019 Sun Communities Inc 5,009,781
Total Manufactured Homes 10,087,065
Self-Storage - 21.6%
124,224 CubeSmart 4,976,413
28,676 Extra Space Storage Inc 4,952,632
44,832 Life Storage Inc 4,965,592
53,687 National Storage Affiliates Trust 2,232,306
17,184 Public Storage 5,031,647
Total Self-Storage 22,158,590
Total Long-Term Investments (cost $129,344,060) 102,089,739
Other Assets Less Liabilities - 0.4% 451,909
Net Assets - 100% $ 102,541,648

Nuveen Short-Term REIT ETF (NURE)
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 102,089,739 $ – $ – $ 102,089,739
Total
$ 102,089,739 $ – $ – $ 102,089,739
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust